Subsidiary Notes Payable	12 Months Ended
Dec. 31, 2022
Subsidiary Notes Payable [Abstract]
Subsidiary Notes Payable	Subsidiary Notes Payable
The subsidiary notes payable are comprised of loans and convertible notes. As of December 31, 2022 and December 31, 2021, the loan in Follica and the financial instruments for Knode and Appeering did not contain embedded derivatives and therefore these instruments continue to be held at amortized cost. The notes payable consist of the following:

	2022 $000s	2021 $000s
As of December 31,
Loans	2,097	1,945
Convertible notes	248	2,696
Total subsidiary notes payable	2,345	4,641
Loans
In October 2010, Follica entered into a loan and security agreement with Lighthouse Capital Partners VI, L.P. The loan is secured by Follica’s assets, including Follica’s intellectual property and bears interest at a rate of 12.0 percent. The outstanding loan balance totaled approximately $2.0 million and $1.9 million as of December 31, 2022 and December 31, 2021, respectively. The increase in 2022 is attributed to interest expense for the year ended December 31, 2022.
Convertible Notes
Convertible Notes outstanding were as follows:

	Vedanta $000s	Knode $000s	Appeering $000s	Sonde $000s	Total $000s
January 1, 2021	25,000	89	134	—	25,223
Gross principal - issuance of notes - financing activity	—	—	—	2,215	2,215
Accrued interest on convertible notes - finance costs	797	5	8	70	880
Conversion to subsidiary preferred shares	(25,797)	—	—	—	(25,797)
Change in fair value - finance costs	—	—	—	175	175
December 31, 2021 and January 1, 2022	—	94	141	2,461	2,696
Gross principal - issuance of notes - financing activity	—	—	—	393	393
Accrued interest on convertible notes - finance costs	—	5	8	48	60
Change in fair value - finance costs	—	—	—	502	502
Deconsolidation	—	—	—	(3,403)	(3,403)
December 31, 2022	—	99	149	—	248
On December 30, 2020, Vedanta issued a $25.0 million convertible promissory note to an investor. The note bore interest at an annual rate of 6.0 percent and its maturity date was the first anniversary of the note. Prepayment of the note was not allowed and there was no conversion discount feature on the note. The note was mandatorily convertible in a Qualified equity financing and a Qualified Public Offering at the current price of the financing or offering, all as defined in the note purchase agreement. In addition, the note allowed for optional conversion immediately prior to a Non Qualified public offering, Non Qualified Equity financing, or a Corporate transaction and for a pay-out in the case of a change of control transaction. On July 19, 2021, upon the occurrence of Vedanta's Series D preferred share issuance that was considered to be a Qualified Equity Financing, the entire outstanding amount of the note, principal and interest, was converted into Series D preferred shares of Vedanta at the current price of the financing. For further details, please see Note 15.
On April 6, 2021, and on November 24, 2021, Sonde issued unsecured convertible promissory notes to its existing shareholders for a combined total of $4.3 million, of which $2.2 million were issued to third party shareholders (and $2.1 million were issued to the Company and eliminated in consolidation). In addition, in March 2022 Sonde issued an additional amount of $0.9 million, of which $0.4 million were issued to third parties (and $0.5 million issued to PureTech and eliminated in consolidation). The notes bore interest at an annual rate of 6.0 percent and were to mature on the second anniversary of the issuance. The notes were to mandatorily convert in a Qualified Financing, as defined in the note purchase agreement, at a discount of 20.0 percent from the price per share in the Qualified Financing. In addition, the notes allowed for optional conversion concurrently with a discount of 20.0 percent from the price per share in the Non Qualified Equity Financing. Upon the completion of the Preferred B round of financing in Sonde on May 25, 2022, the Group lost control in Sonde and all convertible notes were derecognized as part of the deconsolidation - See Note 5.
For the Vedanta and Sonde convertible notes, since these Notes contained embedded derivatives, the Notes were assessed under IFRS 9 and the entire financial instruments were elected to be accounted for as FVTPL. The Vedanta convertible note was settled through its conversion in July 2021 and the Sonde notes were deconsolidated in May 2022. See above.